Fair Value Measurements - Investment schedule (Details) - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments, at fair value	$ 67,508,032	$ 59,696,598
Level 1
Fair Value Measurements
Investments, at fair value	18,006,761	16,920,003
Mutual Funds | Level 1, 2 and 3
Fair Value Measurements
Investments, at fair value	15,970,797	14,993,042
Mutual Funds | Level 1
Fair Value Measurements
Investments, at fair value	15,970,797	14,993,042
Employer Common Stock | Level 1, 2 and 3
Fair Value Measurements
Investments, at fair value	2,035,964	1,926,961
Employer Common Stock | Level 1
Fair Value Measurements
Investments, at fair value	2,035,964	1,926,961
Collective trust funds | Measured at Net Asset Value
Fair Value Measurements
Investments, at fair value	$ 49,501,271	$ 42,776,595